Risk management - Retail Banking: Forborne portfolio by geographical area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Forborne assets	€ 12,817	€ 13,089
Belgium | Forborne
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets, percentage	28.20%	30.60%
Of which: non-performing
Disclosure of credit risk exposure [line items]
Forborne assets	€ 5,640	€ 5,042
Of which: non-performing | Netherlands | Forborne
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets, percentage	22.50%	21.10%
Of which: non-performing | Belgium | Forborne
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets, percentage	39.40%	45.40%
Of which: non-performing | Germany | Forborne
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets, percentage	20.00%	18.60%
Retail Banking
Disclosure of credit risk exposure [line items]
Forborne assets	€ 6,883	€ 7,026
Retail Banking | Netherlands
Disclosure of credit risk exposure [line items]
Forborne assets	1,548	1,483
Retail Banking | Belgium
Disclosure of credit risk exposure [line items]
Forborne assets	1,942	2,153
Retail Banking | Germany
Disclosure of credit risk exposure [line items]
Forborne assets	1,379	1,309
Retail Banking | Poland
Disclosure of credit risk exposure [line items]
Forborne assets	777	852
Retail Banking | Türkiye
Disclosure of credit risk exposure [line items]
Forborne assets	13	25
Retail Banking | Italy
Disclosure of credit risk exposure [line items]
Forborne assets	122	123
Retail Banking | Romania
Disclosure of credit risk exposure [line items]
Forborne assets	173	135
Retail Banking | Spain
Disclosure of credit risk exposure [line items]
Forborne assets	159	138
Retail Banking | Rest of Europe
Disclosure of credit risk exposure [line items]
Forborne assets	102	88
Retail Banking | America
Disclosure of credit risk exposure [line items]
Forborne assets	22	21
Retail Banking | Asia
Disclosure of credit risk exposure [line items]
Forborne assets	1	2
Retail Banking | Australia
Disclosure of credit risk exposure [line items]
Forborne assets	646	697
Retail Banking | Africa
Disclosure of credit risk exposure [line items]
Forborne assets
Retail Banking | Performing Exposure
Disclosure of credit risk exposure [line items]
Forborne assets	3,987	4,128
Retail Banking | Performing Exposure | Netherlands
Disclosure of credit risk exposure [line items]
Forborne assets	1,134	981
Retail Banking | Performing Exposure | Belgium
Disclosure of credit risk exposure [line items]
Forborne assets	800	838
Retail Banking | Performing Exposure | Germany
Disclosure of credit risk exposure [line items]
Forborne assets	1,052	1,064
Retail Banking | Performing Exposure | Poland
Disclosure of credit risk exposure [line items]
Forborne assets	403	522
Retail Banking | Performing Exposure | Türkiye
Disclosure of credit risk exposure [line items]
Forborne assets	9	15
Retail Banking | Performing Exposure | Italy
Disclosure of credit risk exposure [line items]
Forborne assets	43	51
Retail Banking | Performing Exposure | Romania
Disclosure of credit risk exposure [line items]
Forborne assets	72	49
Retail Banking | Performing Exposure | Spain
Disclosure of credit risk exposure [line items]
Forborne assets	127	118
Retail Banking | Performing Exposure | Rest of Europe
Disclosure of credit risk exposure [line items]
Forborne assets	50	58
Retail Banking | Performing Exposure | America
Disclosure of credit risk exposure [line items]
Forborne assets	17	20
Retail Banking | Performing Exposure | Asia
Disclosure of credit risk exposure [line items]
Forborne assets		1
Retail Banking | Performing Exposure | Australia
Disclosure of credit risk exposure [line items]
Forborne assets	279	411
Retail Banking | Performing Exposure | Africa
Disclosure of credit risk exposure [line items]
Forborne assets
Retail Banking | Non-performing exposure
Disclosure of credit risk exposure [line items]
Forborne assets	2,897	2,898
Retail Banking | Non-performing exposure | Netherlands
Disclosure of credit risk exposure [line items]
Forborne assets	414	502
Retail Banking | Non-performing exposure | Belgium
Disclosure of credit risk exposure [line items]
Forborne assets	1,142	1,315
Retail Banking | Non-performing exposure | Germany
Disclosure of credit risk exposure [line items]
Forborne assets	327	246
Retail Banking | Non-performing exposure | Poland
Disclosure of credit risk exposure [line items]
Forborne assets	374	330
Retail Banking | Non-performing exposure | Türkiye
Disclosure of credit risk exposure [line items]
Forborne assets	4	10
Retail Banking | Non-performing exposure | Italy
Disclosure of credit risk exposure [line items]
Forborne assets	79	71
Retail Banking | Non-performing exposure | Romania
Disclosure of credit risk exposure [line items]
Forborne assets	101	86
Retail Banking | Non-performing exposure | Spain
Disclosure of credit risk exposure [line items]
Forborne assets	31	21
Retail Banking | Non-performing exposure | Rest of Europe
Disclosure of credit risk exposure [line items]
Forborne assets	52	30
Retail Banking | Non-performing exposure | America
Disclosure of credit risk exposure [line items]
Forborne assets	6
Retail Banking | Non-performing exposure | Asia
Disclosure of credit risk exposure [line items]
Forborne assets	1	1
Retail Banking | Non-performing exposure | Australia
Disclosure of credit risk exposure [line items]
Forborne assets	367	286
Retail Banking | Non-performing exposure | Africa
Disclosure of credit risk exposure [line items]
Forborne assets
Retail Banking | Of which: non-performing
Disclosure of credit risk exposure [line items]
Forborne assets	€ 2,897	€ 2,898